BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Total	$ 329,789	$ 42,273	$ 572,159	$ 361,486
Commission, handling and settlement expenses
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Total	329,225		524,470	302,800
IPO subscription service charge expenses
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Total	$ 564		$ 47,689	$ 58,686